Leases - Lease Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Lessee, Leases [Abstract]
Current portion of lease obligations	$ 6,106	$ 5,245
Non-current	18,102	8,730
Total lease obligations	$ 24,208	$ 13,975